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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:
                                               ----------
  This Amendment (Check only one): [ ] is a restatement
                                   [ ] adds new holdings entries

Institutional Investment Manager filing this Report:

Name:    Otter Creek Management, Inc.
Address: 222 Lakeview Avenue
         Suite 1100
         West Palm Beach, FL 33401

Form 13F File Number: 28-10442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph W. O'Neill Jr.
Title: Chief Financial Officer
Phone: 561-832-4110

Signature, Place, and Date of Signing:

Joseph W. O'Neill Jr.       West Palm Beach, FL                 7-25-12
--------------------      ------------------------         ------------------
    [Signature]                [City, State]                     [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number           Name

28-__________________          ____________________________________

[Repeat as necessary]

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


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   82
Form 13F Information Table Value Total:   452660
                                          ------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

     No               Form 13F File Number               Name

     ___              28-______________________          ______________________

     [Repeat as necessary]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A.O.SMITH CORP       COM STK   COM              831865209     2241    45840 SH       Sole                    45840
ABBOTT LABORATORIES  COM STK   COM              002824100     3733    57905 SH       Sole                    57905
ACCURIDE CORP NEW    COM STK   COM              00439T206     3494   582400 SH       Sole                   582400
AMAZON COM INC       COM STK   COM              023135106     4567    20000 SH  PUT  Sole                    20000
                                                              9134    40000 SH  PUT  Sole                    40000
AMERIS BANCORP       COM STK   COM              03076K108     1977   156924 SH       Sole                   156924
BRIDGEPOINT EDUCATION INC      COM              10807M105     1744    80000 SH  PUT  Sole                    80000
                                                              2180   100000 SH  PUT  Sole                   100000
                                                              2180   100000 SH  PUT  Sole                   100000
                                                              2180   100000 SH  PUT  Sole                   100000
CHEESECAKE FACTORY INC COM STK COM              163072101     2876    90000 SH  PUT  Sole                    90000
CHIPOTLE MEXICAN    GRILL INC  COM              169656105     7599    20000 SH  PUT  Sole                    20000
CLOUD PEAK ENERGY INC COM STK  COM              18911Q102     1765   104367 SH       Sole                   104367
CNO FINANCIAL GROUP INC COM ST COM              12621E103    17137  2197100 SH       Sole                  2197100
DEERE & CO COM                 COM              244199105     3655    45201 SH       Sole                    45201
DEVON ENERGY CORP    COM STK   COM              25179M103     6669   115000 SH       Sole                   115000
FLOW INTERNATIONAL CORP (FORME COM              343468104     9590  3073582 SH       Sole                  3073582
FOX CHASE BANCORP   INC COM ST COM              35137T108     1184    82014 SH       Sole                    82014
FTI CONSULTING INC   COM STK   COM              302941109     5750   200000 SH  CALL Sole                   200000
                                                              8625   300000 SH  CALL Sole                   300000
                                                              7188   250000 SH  PUT  Sole                   250000
                                                              3450   120000 SH  PUT  Sole                   120000
                                                             37177  1293100 SH  PUT  Sole                  1293100
                                                              4313   150000 SH  PUT  Sole                   150000
                                                              5750   200000 SH  PUT  Sole                   200000
                                                              2875   100000 SH  PUT  Sole                   100000
                                                              2300    80000 SH  PUT  Sole                    80000
                                                              2875   100000 SH  PUT  Sole                   100000
GAMESTOP CORP NEW CLASS A      COM              36467w109      918    50000 SH  PUT  Sole                    50000
GENESEE & WYO INC   CL A COM S COM              371559105     5284   100000 SH  PUT  Sole                   100000
GREAT LAKES DREDGE  & DOCK COR COM              390607109     8686  1220000 SH       Sole                  1220000
HERITAGE FINANCIAL  GROUP INC  COM              42726X102     5066   393609 SH       Sole                   393609
HMN FINANCIAL INC    COM STK   COM              40424G108      616   205232 SH       Sole                   205232
INDIANA CMNTY BANCORP COM STK  COM              454674102     2081    94379 SH       Sole                    94379
ISB FINL CORP IOWA   COM STK   COM              598511103     1078    50119 SH       Sole                    50119
JARDEN CORP          COM STK   COM              471109108     4202   100000 SH  PUT  Sole                   100000
                                                             13867   330000 SH  PUT  Sole                   330000
                                                              4202   100000 SH  PUT  Sole                   100000
                                                               782    18600 SH  PUT  Sole                    18600
                                                              4202   100000 SH  PUT  Sole                   100000
JOHNSON & JOHNSON   COM        COM              478160104     2635    39000 SH       Sole                    39000
KINROSS GOLD CORP   NEW        COM              496902404     1589   195000 SH       Sole                   195000
LANCASTER COLONY CORP COM STK  COM              513847103     3204    45000 SH       Sole                    45000
LULULEMON ATHLETICA INC        COM              550021109     3578    60000 SH  PUT  Sole                    60000
MARKET VECTORS GOLD MINERS     COM              57060U100     1119    25000 SH       Sole                    25000
MB FINANCIAL INC               COM              55264U108     3224   149662 SH       Sole                   149662
MICROSOFT CORP       COM STK   COM              594918104     3980   130100 SH       Sole                   130100
MIDDLEBURG FINANCIALCORP       COM              596094102     3363   197852 SH       Sole                   197852
MVC CAP INC          COM STK   COM              553829102     4916   379580 SH       Sole                   379580
NEWMONT MINING CORP  COM STK   COM              651639106     4851   100000 SH       Sole                   100000
OLD REP INTL CORP    COM STK   COM              680223104     9575  1155000 SH       Sole                  1155000
P.F. CHANG'S CHINA BISTRO INC  COM              69333Y108     5121    99500 SH  PUT  Sole                    99500
PATTERSON-UTI ENERGY INC (EX P COM              703481101     2436   167279 SH       Sole                   167279
PENN WEST PETROLEUM LTD COM ST COM              707887105     8034   600000 SH       Sole                   600000
POLARIS INDS INC     COM STK   COM              731068102     5718    80000 SH  PUT  Sole                    80000
POOL CORP            COM STK   COM              73278L105     2023    50000 SH  PUT  Sole                    50000
                                                              2832    70000 SH  PUT  Sole                    70000
RENTECH INC          COM STK   COM              760112102     3437  1668388 SH       Sole                  1668388
SALESFORCE COM INC   COM STK   COM              79466L302    11918    86200 SH  PUT  Sole                    86200
                                                             15209   110000 SH  PUT  Sole                   110000
                                                             13826   100000 SH  PUT  Sole                   100000
                                                              4148    30000 SH  PUT  Sole                    30000
                                                              8296    60000 SH  PUT  Sole                    60000
                                                              5530    40000 SH  PUT  Sole                    40000
SCHWAB CHARLES CORP NEW COM ST COM              808513105     5689   440000 SH       Sole                   440000
SEACOAST BKG CORP   FLA COMMON COM              811707306     3074  2063156 SH       Sole                  2063156
SHERWIN WILLIAMS CO  COM STK   COM              824348106     5294    40000 SH  PUT  Sole                    40000
SJW CORP             COM STK   COM              784305104     4998   208181 SH       Sole                   208181
SNYDERS-LANCE INC    COM STK   COM              833551104    10170   403100 SH       Sole                   403100
SPDR GOLD TRUST                COM              78463V107     6338    40842 SH       Sole                    40842
STRYKER CORP COM               COM              863667101    10932   198400 SH       Sole                   198400
TELLABS INC          COM STK   COM              879664100     1332   400000 SH       Sole                   400000
WEST MARINE INC      COM STK   COM              954235107     4359   371000 SH       Sole                   371000
WESTERN UNION CO               COM              959802109     6231   370000 SH       Sole                   370000
CHINA LIFE INSURANCECO ADR     ADR              16939P106     1580    40000 SH  PUT  Sole                    40000
                                                              1975    50000 SH  PUT  Sole                    50000
ENSCO PLC COM STK              ADR              G3157S106    11071   235700 SH       Sole                   235700
STATOIL ASA                    ADR              85771P102     5369   225000 SH       Sole                   225000
VALE S.A             ADR       ADR              91912E105     1985   100000 SH  PUT  Sole                   100000
CITIGROUP INC CONV PFD  12/15/ PFD              172967416     1027    12000 SH       Sole                    12000
KCN CB 1.75 15MAR2028          CONV             496902AD9    13878 14000000 PRN      Sole                 14000000
ORI CB 3.75 15MAR2018          CONV             680223AH7    11606 12556000 PRN      Sole                 12556000